Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
10	LEASES
As of December 31, 2022 and 2023, the weighted average remaining lease term for the Group’s operating leases were 1.58 years and 1.29 years, respectively, and the corresponding weighted average discount rates were 4.95% and 5.66%, respectively.
The components of lease cost were as follows:

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Operating lease cost	34,785	37,447	35,197	4,957
Short-term lease cost	1,740	2,267	1,971	278
Finance lease cost:
Amortization of ROU assets	3,846	—	—	—
Interest expense on lease liabilities	295	—	—	—
Sublease income	(187)	—	—	—

Total lease cost	40,479	39,714	37,168	5,235

	For the year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used for operating leases	30,388	37,811	37,700	5,310
Operating cash flows used for finance leases	295	—	—	—
Financing cash flows used for finance leases	5,111	—	—	—
ROU assets obtained in exchange for operating lease liabilities	90,272	4,311	—	—

Future lease payments under operating leases as of December 31, 2023 were as follows: Years ending December 31,	Operating leases
	RMB	US$
2024	9,091	1,281
2025	3,809	536

Total future lease payments	12,900	1,817
Less: imputed interest	(576)	(81)

Total lease liability balance	12,324	1,736